Segment information (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Revenues	$ 12,978,000,000	$ 21,263,000,000	$ 28,004,000,000
Costs	6,564,000,000	8,872,000,000	10,461,000,000
Gross profit / (loss)	6,414,000,000	12,391,000,000	17,543,000,000
Net gain from fair value adjustment of investment properties	7,770,000,000	(50,664,000,000)	58,231,000,000
General and administrative expenses	3,017,000,000	3,301,000,000	4,086,000,000
Selling expenses	1,490,000,000	1,822,000,000	1,619,000,000
Other operating results, net	(86,000,000)	119,000,000	(470,000,000)
(Loss) / profit from operations	(5,949,000,000)	58,051,000,000	(46,863,000,000)
Segment (loss) / profit	(10,329,000,000)	68,898,000,000	(57,450,000,000)
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	10,114,000,000	16,731,000,000	22,613,000,000
Costs	3,455,000,000	4,101,000,000	4,773,000,000
Gross profit / (loss)	6,659,000,000	12,630,000,000	17,840,000,000
Net gain from fair value adjustment of investment properties	(7,649,000,000)	51,059,000,000	(59,489,000,000)
General and administrative expenses	3,078,000,000	3,371,000,000	4,176,000,000
Selling expenses	1,511,000,000	1,849,000,000	1,628,000,000
Other operating results, net	(157,000,000)	17,000,000	(841,000,000)
(Loss) / profit from operations	(5,736,000,000)	58,486,000,000	(48,294,000,000)
Share of profit of associates and joint ventures	(3,988,000,000)	10,584,000,000	(9,060,000,000)
Segment (loss) / profit	(9,724,000,000)	69,070,000,000	(57,354,000,000)
Investment properties and trading properties	189,606,000,000	219,024,000,000	166,085,000,000
Investment in associates and joint ventures	8,909,000,000	13,929,000,000	(2,828,000,000)
Other operating assets	6,368,000,000	4,767,000,000	4,318,000,000
Operating assets	204,883,000,000	237,720,000,000	167,575,000,000
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	5,321,000,000	8,915,000,000	12,828,000,000
Costs	865,000,000	851,000,000	1,166,000,000
Gross profit / (loss)	4,456,000,000	8,064,000,000	11,662,000,000
Net gain from fair value adjustment of investment properties	(20,342,000,000)	(3,162,000,000)	(60,952,000,000)
General and administrative expenses	1,432,000,000	1,246,000,000	1,420,000,000
Selling expenses	451,000,000	1,065,000,000	796,000,000
Other operating results, net	(126,000,000)	26,000,000	(29,000,000)
(Loss) / profit from operations	(17,895,000,000)	2,617,000,000	(51,535,000,000)
Segment (loss) / profit	(17,895,000,000)	2,617,000,000	(51,535,000,000)
Investment properties and trading properties	54,317,000,000	73,764,000,000	75,258,000,000
Other operating assets	348,000,000	412,000,000	466,000,000
Operating assets	54,665,000,000	74,176,000,000	75,724,000,000
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	2,764,000,000	3,542,000,000	3,362,000,000
Costs	226,000,000	207,000,000	197,000,000
Gross profit / (loss)	2,538,000,000	3,335,000,000	3,165,000,000
Net gain from fair value adjustment of investment properties	5,381,000,000	34,974,000,000	925,000,000
General and administrative expenses	387,000,000	332,000,000	318,000,000
Selling expenses	199,000,000	126,000,000	148,000,000
Other operating results, net	7,000,000	(39,000,000)	(47,000,000)
(Loss) / profit from operations	7,340,000,000	37,812,000,000	3,577,000,000
Segment (loss) / profit	7,340,000,000	37,812,000,000	3,577,000,000
Investment properties and trading properties	76,925,000,000	94,314,000,000	47,405,000,000
Other operating assets	1,325,000,000	321,000,000	267,000,000
Operating assets	78,250,000,000	94,635,000,000	47,672,000,000
Operations Center in Argentina [Member] | Sales and Developments [Member]
Statement [Line Items]
Revenues	664,000,000	1,104,000,000	1,681,000,000
Costs	751,000,000	1,008,000,000	790,000,000
Gross profit / (loss)	(87,000,000)	96,000,000	891,000,000
Net gain from fair value adjustment of investment properties	6,483,000,000	18,293,000,000	1,091,000,000
General and administrative expenses	357,000,000	342,000,000	425,000,000
Selling expenses	684,000,000	296,000,000	178,000,000
Other operating results, net	(13,000,000)	(41,000,000)	(429,000,000)
(Loss) / profit from operations	5,342,000,000	17,710,000,000	950,000,000
Share of profit of associates and joint ventures	(16,000,000)		(56,000,000)
Segment (loss) / profit	5,326,000,000	17,710,000,000	894,000,000
Investment properties and trading properties	55,943,000,000	48,321,000,000	41,693,000,000
Investment in associates and joint ventures	0	799,000,000	665,000,000
Other operating assets	1,948,000,000	1,131,000,000	277,000,000
Operating assets	57,891,000,000	50,251,000,000	42,635,000,000
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	921,000,000	3,036,000,000	4,435,000,000
Costs	1,065,000,000	1,870,000,000	2,383,000,000
Gross profit / (loss)	(144,000,000)	1,166,000,000	2,052,000,000
General and administrative expenses	426,000,000	548,000,000	738,000,000
Selling expenses	141,000,000	345,000,000	474,000,000
Other operating results, net	(12,000,000)	(30,000,000)	172,000,000
(Loss) / profit from operations	(723,000,000)	243,000,000	1,012,000,000
Segment (loss) / profit	(723,000,000)	243,000,000	1,012,000,000
Other operating assets	2,603,000,000	2,759,000,000	2,897,000,000
Operating assets	2,603,000,000	2,759,000,000	2,897,000,000
Operations Center in Argentina [Member] | International [Member]
Statement [Line Items]
Revenues	376,000,000	17,000,000	21,000,000
Costs	317,000,000	18,000,000	9,000,000
Gross profit / (loss)	59,000,000	(1,000,000)	12,000,000
Net gain from fair value adjustment of investment properties	6,000,000	0	9,000,000
General and administrative expenses	56,000,000	165,000,000	165,000,000
Selling expenses	26,000,000	0
Other operating results, net	(12,000,000)	0	(36,000,000)
(Loss) / profit from operations	(29,000,000)	(166,000,000)	(180,000,000)
Share of profit of associates and joint ventures	(891,000,000)	11,080,000,000	(5,526,000,000)
Segment (loss) / profit	(920,000,000)	10,914,000,000	(5,706,000,000)
Investment properties and trading properties	114,000,000	460,000,000	135,000,000
Investment in associates and joint ventures	1,916,000,000	3,011,000,000	(10,846,000,000)
Other operating assets			270,000,000
Operating assets	2,030,000,000	3,471,000,000	(10,441,000,000)
Operations Center in Argentina [Member] | Corporate [Member]
Statement [Line Items]
General and administrative expenses	352,000,000	562,000,000	940,000,000
(Loss) / profit from operations	(352,000,000)	(562,000,000)	(940,000,000)
Segment (loss) / profit	(352,000,000)	(562,000,000)	(940,000,000)
Other operating assets	8,000,000	9,000,000	6,000,000
Operating assets	8,000,000	9,000,000	6,000,000
Operations Center in Argentina [Member] | Other [Member]
Statement [Line Items]
Revenues	68,000,000	117,000,000	286,000,000
Costs	231,000,000	147,000,000	228,000,000
Gross profit / (loss)	(163,000,000)	(30,000,000)	58,000,000
Net gain from fair value adjustment of investment properties	823,000,000	954,000,000	(562,000,000)
General and administrative expenses	68,000,000	176,000,000	170,000,000
Selling expenses	10,000,000	17,000,000	32,000,000
Other operating results, net	(1,000,000)	101,000,000	(472,000,000)
(Loss) / profit from operations	581,000,000	832,000,000	(1,178,000,000)
Share of profit of associates and joint ventures	(3,081,000,000)	(496,000,000)	(3,478,000,000)
Segment (loss) / profit	(2,500,000,000)	336,000,000	(4,656,000,000)
Investment properties and trading properties	2,307,000,000	2,165,000,000	1,594,000,000
Investment in associates and joint ventures	6,993,000,000	10,119,000,000	7,353,000,000
Other operating assets	136,000,000	135,000,000	135,000,000
Operating assets	$ 9,436,000,000	$ 12,419,000,000	$ 9,082,000,000